CAPITALIZATION (Details) - USD ($)	Dec. 02, 2016	Jun. 28, 2016	Jun. 30, 2022	Jun. 30, 2021	Oct. 26, 2015
Class of Stock [Line Items]
Due to related party			$ 464,000	$ 464,000
Common stock, par value per share			$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized			100,000,000	100,000,000	100,000,000
Common stock shares issued			19,837,642	19,837,642	21,526,747
Common stock, shares outstanding			19,837,642	19,837,642	21,526,747
Richard Xu
Class of Stock [Line Items]
Ordinary shares repurchased, shares	204,005
Ordinary shares repurchased, amount	$ 204
Brad Reifler
Class of Stock [Line Items]
Ordinary shares repurchased, shares		5,100
Ordinary shares repurchased, amount		$ 60,180
Bluesky LLC
Class of Stock [Line Items]
Ordinary shares repurchased, shares		1,480,000
Ordinary shares repurchased, amount		$ 17,464,000
Amount paid to related party for repurchase of ordinary shares		$ 17,000,000
Due to related party			$ 464,000	$ 464,000
WFG's shareholders
Class of Stock [Line Items]
Common stock shares issued					16,800,000
Sino | Former Stockholders
Class of Stock [Line Items]
Common stock shares issued					4,726,747